Schedule of Investments (unaudited)
April 30, 2025
iShares® Currency Hedged MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 99.9%
iShares MSCI ACWI ex U.S. ETF(a)(b)	4,283,439	$243,941,851
Total Investment Companies (Cost: $209,903,498)		243,941,851
Short-Term Securities
Money Market Funds — 4.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(a)(c)(d)	11,853,188	11,857,930
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(a)(c)	30,000	30,000
Total Short-Term Securities — 4.9% (Cost: $11,887,930)		11,887,930
Total Investments in Securities — 104.8% (Cost: $221,791,428)		255,829,781
Liabilities in Excess of Other Assets — (4.8)%		(11,714,190)
Net Assets — 100.0%		$244,115,591

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$102,844,413	$—	$(91,001,665)(a)	$15,373	$(191)	$11,857,930	11,853,188	$811,493 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	90,000	—	(60,000)(a)	—	—	30,000	30,000	16,880	—
iShares MSCI ACWI ex U.S. ETF	229,636,751	66,929,525	(66,068,794)	9,174,365	4,270,004	243,941,851	4,283,439	3,269,228	—
				$9,189,738	$4,269,813	$255,829,781		$4,097,601	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	16,558,000	USD	10,586,357	Bank of America N.A.	05/02/25	$19,872
AUD	3,000	USD	1,884	BNP Paribas SA	05/02/25	37
AUD	493,000	USD	311,512	Deutsche Bank Securities Inc.	05/02/25	4,279
AUD	984,000	USD	613,368	JPMorgan Chase Bank N.A.	05/02/25	16,933
AUD	358,000	USD	228,005	Morgan Stanley & Co. International PLC	05/02/25	1,312
AUD	5,000	USD	3,166	State Street Bank & Trust Company	05/02/25	37

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	650,000	USD	469,195	Barclays Bank PLC	05/02/25	$2,321
CAD	28,087,000	USD	20,272,399	Deutsche Bank Securities Inc.	05/02/25	102,188
CAD	561,000	USD	390,721	JPMorgan Chase Bank N.A.	05/02/25	16,234
CAD	5,000	USD	3,606	Morgan Stanley & Co. International PLC	05/02/25	21
CHF	186,000	USD	210,986	Barclays Bank PLC	05/02/25	14,373
CHF	410,000	USD	478,481	Deutsche Bank Securities Inc.	05/02/25	18,278
CHF	76,000	USD	86,136	Morgan Stanley & Co. International PLC	05/02/25	5,946
DKK	765,000	USD	113,209	Deutsche Bank Securities Inc.	05/02/25	2,893
DKK	4,000	USD	607	JPMorgan Chase Bank N.A.	05/02/25	—
DKK	5,751,000	USD	834,232	State Street Bank & Trust Company	05/02/25	38,587
EUR	687,000	USD	743,740	Bank of America N.A.	05/02/25	34,528
EUR	747,000	USD	808,232	Barclays Bank PLC	05/02/25	38,008
EUR	1,529,000	USD	1,687,960	Deutsche Bank Securities Inc.	05/02/25	44,169
EUR	9,000	USD	10,191	JPMorgan Chase Bank N.A.	05/02/25	5
GBP	8,000	USD	10,513	Barclays Bank PLC	05/02/25	149
GBP	542,000	USD	709,040	Deutsche Bank Securities Inc.	05/02/25	13,283
GBP	472,000	USD	609,179	JPMorgan Chase Bank N.A.	05/02/25	19,855
HKD	4,876,000	USD	627,619	Deutsche Bank Securities Inc.	05/02/25	1,088
HKD	3,546,000	USD	457,156	State Street Bank & Trust Company	05/02/25	62
HKD	1,321,000	USD	169,933	UBS AG	05/02/25	396
ILS	11,000	USD	2,959	Bank of America N.A.	05/02/25	64
ILS	1,000	USD	272	Barclays Bank PLC	05/02/25	3
ILS	88,000	USD	23,865	Deutsche Bank Securities Inc.	05/02/25	318
ILS	63,000	USD	17,064	State Street Bank & Trust Company	05/02/25	248
JPY	937,000	USD	6,524	BNP Paribas SA	05/02/25	30
JPY	153,848,000	USD	1,055,028	Deutsche Bank Securities Inc.	05/02/25	20,982
JPY	133,182,000	USD	889,321	JPMorgan Chase Bank N.A.	05/02/25	42,152
MXN	600,000	USD	30,511	Barclays Bank PLC	05/02/25	85
MXN	825,000	USD	41,245	Deutsche Bank Securities Inc.	05/02/25	824
MXN	261,000	USD	12,735	JPMorgan Chase Bank N.A.	05/02/25	575
MXN	8,000	USD	397	Morgan Stanley & Co. International PLC	05/02/25	11
NOK	10,583,000	USD	1,017,155	Barclays Bank PLC	05/02/25	108
NOK	214,000	USD	20,334	Morgan Stanley & Co. International PLC	05/02/25	236
NOK	2,000	USD	187	State Street Bank & Trust Company	05/02/25	5
NZD	15,000	USD	8,683	Deutsche Bank Securities Inc.	05/02/25	227
NZD	521,000	USD	308,515	HSBC Bank PLC	05/02/25	959
NZD	3,000	USD	1,703	State Street Bank & Trust Company	05/02/25	79
SEK	4,717,000	USD	470,443	Barclays Bank PLC	05/02/25	17,582
SEK	1,499,000	USD	153,223	Deutsche Bank Securities Inc.	05/02/25	1,865
SEK	22,000	USD	2,251	Morgan Stanley & Co. International PLC	05/02/25	25
SEK	779,000	USD	77,631	State Street Bank & Trust Company	05/02/25	2,965
SGD	14,000	USD	10,433	BNP Paribas SA	05/02/25	286
SGD	86,000	USD	64,433	Deutsche Bank Securities Inc.	05/02/25	1,412
SGD	1,000	USD	758	HSBC Bank PLC	05/02/25	8
SGD	1,000	USD	761	Morgan Stanley & Co. International PLC	05/02/25	5
SGD	62,000	USD	47,292	State Street Bank & Trust Company	05/02/25	177

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
THB	621,000	USD	18,554	Barclays Bank PLC	05/02/25	$36
THB	392,000	USD	11,545	Citibank N.A.	05/02/25	190
THB	853,000	USD	24,968	Deutsche Bank Securities Inc.	05/02/25	567
THB	8,000	USD	239	HSBC Bank PLC	05/02/25	—
THB	30,170,000	USD	900,821	State Street Bank & Trust Company	05/02/25	2,338
TRY	124,000	USD	3,143	Citibank N.A.	05/02/25	78
TRY	357,000	USD	9,255	JPMorgan Chase Bank N.A.	05/02/25	19
TRY	599,000	USD	15,204	UBS AG	05/02/25	357
USD	72,042	AUD	112,000	Bank of America N.A.	05/02/25	300
USD	181,491	CHF	149,000	Barclays Bank PLC	05/02/25	961
USD	340,680	CHF	279,000	State Street Bank & Trust Company	05/02/25	2,642
USD	26,628	DKK	174,000	Bank of America N.A.	05/02/25	221
USD	2,288	DKK	15,000	Citibank N.A.	05/02/25	11
USD	36,945	DKK	243,000	JPMorgan Chase Bank N.A.	05/02/25	66
USD	10,675	DKK	70,000	State Street Bank & Trust Company	05/02/25	51
USD	397,535	EUR	348,000	Barclays Bank PLC	05/02/25	3,303
USD	36,254	EUR	32,000	BNP Paribas SA	05/02/25	3
USD	711,045	EUR	626,000	State Street Bank & Trust Company	05/02/25	1,881
USD	165,268	GBP	123,000	Deutsche Bank Securities Inc.	05/02/25	1,345
USD	65,684	GBP	49,000	State Street Bank & Trust Company	05/02/25	382
USD	85,752	HKD	665,000	Barclays Bank PLC	05/02/25	8
USD	200,161	HKD	1,552,000	BNP Paribas SA	05/02/25	48
USD	171,521	HKD	1,330,000	State Street Bank & Trust Company	05/02/25	32
USD	5,521	ILS	20,000	HSBC Bank PLC	05/02/25	25
USD	2,211	ILS	8,000	State Street Bank & Trust Company	05/02/25	12
USD	146,726	JPY	20,977,000	Barclays Bank PLC	05/02/25	13
USD	246,218	JPY	34,982,000	JPMorgan Chase Bank N.A.	05/02/25	1,554
USD	98,335	JPY	13,993,000	State Street Bank & Trust Company	05/02/25	468
USD	9,604	MXN	188,000	Barclays Bank PLC	05/02/25	17
USD	970	MXN	19,000	Citibank N.A.	05/02/25	2
USD	3,832	MXN	75,000	State Street Bank & Trust Company	05/02/25	8
USD	6,966	NOK	72,000	BNP Paribas SA	05/02/25	46
USD	2,794	NOK	29,000	State Street Bank & Trust Company	05/02/25	7
USD	2,391	NZD	4,000	Bank of America N.A.	05/02/25	15
USD	35,611	SEK	341,000	Barclays Bank PLC	05/02/25	331
USD	14,118	SEK	136,000	Citibank N.A.	05/02/25	47
USD	5,814	THB	194,000	Citibank N.A.	05/02/25	7
USD	8,152	THB	272,000	JPMorgan Chase Bank N.A.	05/02/25	10
USD	15,360	ZAR	284,000	Barclays Bank PLC	05/02/25	92
USD	2,244,442	ZAR	41,257,000	HSBC Bank PLC	05/02/25	26,472
USD	72,536	ZAR	1,338,000	State Street Bank & Trust Company	05/02/25	605
ZAR	909,000	USD	48,823	Barclays Bank PLC	05/02/25	45
ZAR	1,250,000	USD	66,451	Deutsche Bank Securities Inc.	05/02/25	749
ZAR	42,008,000	USD	2,258,049	HSBC Bank PLC	05/02/25	294
ZAR	12,000	USD	636	JPMorgan Chase Bank N.A.	05/02/25	9
ZAR	8,000	USD	418	State Street Bank & Trust Company	05/02/25	12
BRL	236,000	USD	41,120	Morgan Stanley & Co. International PLC	05/05/25	465
BRL	355,000	USD	61,910	Societe Generale	05/05/25	644
CLP	2,240,000	USD	2,343	Citibank N.A.	05/05/25	23
CLP	267,000	USD	279	Deutsche Bank Securities Inc.	05/05/25	3
CLP	3,249,000	USD	3,400	JPMorgan Chase Bank N.A.	05/05/25	32

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CLP	213,176,000	USD	223,063	Morgan Stanley & Co. International PLC	05/05/25	$2,070
CLP	11,908,000	USD	12,540	State Street Bank & Trust Company	05/05/25	36
IDR	198,674,000	USD	11,912	BNP Paribas SA	05/05/25	57
IDR	317,854,000	USD	18,848	Deutsche Bank Securities Inc.	05/05/25	300
IDR	14,838,982,000	USD	888,208	JPMorgan Chase Bank N.A.	05/05/25	5,706
IDR	303,616,000	USD	18,202	Morgan Stanley & Co. International PLC	05/05/25	88
IDR	15,445,582,000	USD	925,968	State Street Bank & Trust Company	05/05/25	4,489
IDR	2,778,000	USD	165	UBS AG	05/05/25	2
INR	15,285,000	USD	179,710	Barclays Bank PLC	05/05/25	1,212
INR	1,127,179,000	USD	13,232,399	Citibank N.A.	05/05/25	109,563
INR	7,647,000	USD	89,908	Deutsche Bank Securities Inc.	05/05/25	606
INR	9,175,000	USD	107,873	JPMorgan Chase Bank N.A.	05/05/25	727
INR	559,788,000	USD	6,580,892	Morgan Stanley & Co. International PLC	05/05/25	45,092
INR	667,140,000	USD	7,840,481	State Street Bank & Trust Company	05/05/25	56,186
MYR	6,839,000	USD	1,582,411	Morgan Stanley & Co. International PLC	05/05/25	2,525
MYR	2,653,000	USD	612,558	State Street Bank & Trust Company	05/05/25	2,274
TWD	5,609,000	USD	174,626	Barclays Bank PLC	05/05/25	748
TWD	8,974,000	USD	276,234	Deutsche Bank Securities Inc.	05/05/25	4,353
TWD	5,050,000	USD	157,223	JPMorgan Chase Bank N.A.	05/05/25	673
TWD	237,126,500	USD	7,376,149	Morgan Stanley & Co. International PLC	05/05/25	37,992
TWD	413,619,000	USD	12,836,142	Societe Generale	05/05/25	96,322
TWD	261,096,500	USD	8,094,982	State Street Bank & Trust Company	05/05/25	68,621
TWD	239,000	USD	7,441	UBS AG	05/05/25	32
USD	19,470	BRL	110,000	Deutsche Bank Securities Inc.	05/05/25	87
USD	41,690	BRL	236,000	Morgan Stanley & Co. International PLC	05/05/25	105
USD	2,931,034	BRL	16,592,000	Societe Generale	05/05/25	7,411
USD	284	CLP	267,000	Deutsche Bank Securities Inc.	05/05/25	2
USD	2,869	CLP	2,708,000	Morgan Stanley & Co. International PLC	05/05/25	9
CNH	4,000	USD	550	BNP Paribas SA	05/07/25	—
CNH	6,000	USD	823	Citibank N.A.	05/07/25	3
CNY	454,000	USD	62,171	State Street Bank & Trust Company	05/07/25	287
KRW	41,605,000	USD	29,158	Bank of America N.A.	05/07/25	111
KRW	10,234,024,000	USD	7,150,195	Citibank N.A.	05/07/25	49,259
KRW	138,700,000	USD	97,204	Deutsche Bank Securities Inc.	05/07/25	369
KRW	83,249,000	USD	58,343	JPMorgan Chase Bank N.A.	05/07/25	222
KRW	5,727,379,500	USD	4,009,055	Morgan Stanley & Co. International PLC	05/07/25	20,055
KRW	6,001,128,500	USD	4,199,571	State Street Bank & Trust Company	05/07/25	22,116
USD	2,969,427	CNH	21,513,000	Morgan Stanley & Co. LLC	05/07/25	9,852
USD	74,320	CNY	540,000	State Street Bank & Trust Company	05/07/25	32
USD	68,494	KRW	97,123,000	Morgan Stanley & Co. International PLC	05/07/25	170
AUD	230,000	USD	147,216	State Street Bank & Trust Company	06/04/25	162
BRL	66,000	USD	11,453	State Street Bank & Trust Company	06/04/25	88
CAD	468,000	USD	339,386	HSBC Bank PLC	06/04/25	664

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	111,000	USD	80,653	State Street Bank & Trust Company	06/04/25	$—
CLP	692,000	USD	723	Morgan Stanley & Co. International PLC	06/04/25	7
CLP	1,625,000	USD	1,716	State Street Bank & Trust Company	06/04/25	—
CNY	1,232,000	USD	169,763	State Street Bank & Trust Company	06/04/25	1,271
HKD	325,000	USD	41,921	HSBC Bank PLC	06/04/25	1
IDR	250,523,000	USD	15,082	Morgan Stanley & Co. International PLC	06/04/25	37
MXN	778,000	USD	39,503	BNP Paribas SA	06/04/25	8
NZD	8,000	USD	4,752	Barclays Bank PLC	06/04/25	4
NZD	9,000	USD	5,351	State Street Bank & Trust Company	06/04/25	—
TRY	205,000	USD	5,127	BNP Paribas SA	06/04/25	13
TRY	880,000	USD	22,007	HSBC Bank PLC	06/04/25	55
USD	2,861,524	BRL	16,237,000	Societe Generale	06/04/25	22,252
USD	7,755	BRL	44,000	State Street Bank & Trust Company	06/04/25	61
USD	53,048	CAD	73,000	State Street Bank & Trust Company	06/04/25	6
USD	16,775,646	CHF	13,772,000	Bank of America N.A.	06/04/25	29,016
USD	35,331	CHF	29,000	JPMorgan Chase Bank N.A.	06/04/25	68
USD	422,697	CLP	399,132,000	Morgan Stanley & Co. International PLC	06/04/25	1,278
USD	1,144	CLP	1,083,000	State Street Bank & Trust Company	06/04/25	—
USD	2,892,382	CNH	20,971,000	HSBC Bank PLC	06/04/25	1,305
USD	3,924,051	DKK	25,697,000	JPMorgan Chase Bank N.A.	06/04/25	15,393
USD	50,839	DKK	334,000	State Street Bank & Trust Company	06/04/25	36
USD	118,133	EUR	104,000	Barclays Bank PLC	06/04/25	103
USD	58,514,127	EUR	51,395,000	Deutsche Bank Securities Inc.	06/04/25	185,786
USD	24,309,867	GBP	18,210,000	State Street Bank & Trust Company	06/04/25	38,552
USD	110,715	GBP	83,000	UBS AG	06/04/25	88
USD	21,140,085	HKD	163,872,000	State Street Bank & Trust Company	06/04/25	1,874
USD	802,465	ILS	2,912,000	UBS AG	06/04/25	1,683
USD	36,349,108	JPY	5,170,388,000	Deutsche Bank Securities Inc.	06/04/25	52,996
USD	1,483,119	MXN	29,089,000	HSBC Bank PLC	06/04/25	5,841
USD	5,226,136	SEK	50,391,000	JPMorgan Chase Bank N.A.	06/04/25	3,139
USD	2,208,373	SGD	2,879,000	State Street Bank & Trust Company	06/04/25	376
USD	19,170	THB	639,000	HSBC Bank PLC	06/04/25	—
USD	19,631	ZAR	366,000	State Street Bank & Trust Company	06/04/25	1
ZAR	337,000	USD	18,070	JPMorgan Chase Bank N.A.	06/04/25	5
MYR	76,000	USD	17,614	Morgan Stanley & Co. International PLC	06/05/25	19
						1,444,883
CHF	13,772,000	USD	16,709,309	Bank of America N.A.	05/02/25	(23,055)
CHF	300,000	USD	366,951	JPMorgan Chase Bank N.A.	05/02/25	(3,469)
CHF	4,000	USD	4,924	Morgan Stanley & Co. International PLC	05/02/25	(77)
DKK	556,000	USD	85,130	Citibank N.A.	05/02/25	(747)
DKK	25,697,000	USD	3,915,340	JPMorgan Chase Bank N.A.	05/02/25	(15,355)
DKK	7,000	USD	1,065	Morgan Stanley & Co. International PLC	05/02/25	(2)
EUR	14,000	USD	15,900	BNP Paribas SA	05/02/25	(40)
EUR	51,395,000	USD	58,397,749	Deutsche Bank Securities Inc.	05/02/25	(174,897)
EUR	1,112,000	USD	1,271,518	JPMorgan Chase Bank N.A.	05/02/25	(11,789)

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	394,000	USD	525,504	HSBC Bank PLC	05/02/25	$(420)
GBP	18,210,000	USD	24,307,072	State Street Bank & Trust Company	05/02/25	(38,592)
HKD	163,872,000	USD	21,131,175	State Street Bank & Trust Company	05/02/25	(1,669)
HKD	72,000	USD	9,287	UBS AG	05/02/25	(3)
ILS	2,912,000	USD	801,824	UBS AG	05/02/25	(1,615)
JPY	5,170,388,000	USD	36,214,807	Deutsche Bank Securities Inc.	05/02/25	(53,190)
JPY	111,875,000	USD	790,970	JPMorgan Chase Bank N.A.	05/02/25	(8,518)
JPY	1,381,000	USD	9,674	Morgan Stanley & Co. International PLC	05/02/25	(16)
MXN	27,728,000	USD	1,420,240	HSBC Bank PLC	05/02/25	(6,303)
NOK	315,000	USD	30,463	Deutsche Bank Securities Inc.	05/02/25	(184)
NOK	229,000	USD	22,023	State Street Bank & Trust Company	05/02/25	(11)
NZD	11,000	USD	6,569	HSBC Bank PLC	05/02/25	(35)
SEK	50,391,000	USD	5,215,644	JPMorgan Chase Bank N.A.	05/02/25	(2,153)
SEK	1,090,000	USD	113,983	State Street Bank & Trust Company	05/02/25	(1,211)
SGD	2,879,000	USD	2,204,285	State Street Bank & Trust Company	05/02/25	(13)
THB	6,000	USD	180	Morgan Stanley & Co. LLC	05/02/25	—
TRY	480,000	USD	12,643	Deutsche Bank Securities Inc.	05/02/25	(174)
TRY	16,128,000	USD	419,272	HSBC Bank PLC	05/02/25	(305)
USD	125,853	AUD	201,000	Barclays Bank PLC	05/02/25	(2,898)
USD	10,988,002	AUD	17,629,000	BNP Paribas SA	05/02/25	(304,257)
USD	6,996	AUD	11,000	HSBC Bank PLC	05/02/25	(50)
USD	154,201	AUD	246,000	JPMorgan Chase Bank N.A.	05/02/25	(3,374)
USD	127,537	AUD	202,000	State Street Bank & Trust Company	05/02/25	(1,854)
USD	271,134	CAD	387,000	Barclays Bank PLC	05/02/25	(9,600)
USD	133,881	CAD	185,000	BNP Paribas SA	05/02/25	(320)
USD	105,569	CAD	148,000	JPMorgan Chase Bank N.A.	05/02/25	(1,791)
USD	7,037	CAD	10,000	Morgan Stanley & Co. International PLC	05/02/25	(217)
USD	19,934,337	CAD	28,573,000	State Street Bank & Trust Company	05/02/25	(792,799)
USD	211,429	CHF	186,000	Bank of America N.A.	05/02/25	(13,930)
USD	22,467	CHF	19,000	JPMorgan Chase Bank N.A.	05/02/25	(553)
USD	15,572	CHF	13,000	Morgan Stanley & Co. International PLC	05/02/25	(179)
USD	16,059,912	CHF	14,102,000	UBS AG	05/02/25	(1,026,173)
USD	50,683	DKK	348,000	Bank of America N.A.	05/02/25	(2,132)
USD	15,726	DKK	104,000	Citibank N.A.	05/02/25	(58)
USD	5,143	DKK	35,000	JPMorgan Chase Bank N.A.	05/02/25	(169)
USD	4,586,690	DKK	31,582,000	Morgan Stanley & Co. International PLC	05/02/25	(206,450)
USD	31,382	DKK	209,000	State Street Bank & Trust Company	05/02/25	(338)
USD	57,494,297	EUR	53,079,000	Bank of America N.A.	05/02/25	(2,636,275)
USD	254,635	EUR	226,000	HSBC Bank PLC	05/02/25	(1,389)
USD	831,859	EUR	765,000	JPMorgan Chase Bank N.A.	05/02/25	(34,771)
USD	467,451	EUR	417,000	State Street Bank & Trust Company	05/02/25	(4,947)
USD	15,929	GBP	12,000	Barclays Bank PLC	05/02/25	(64)
USD	7,677	GBP	6,000	BNP Paribas SA	05/02/25	(319)
USD	97,890	GBP	74,000	Deutsche Bank Securities Inc.	05/02/25	(730)
USD	256,829	GBP	197,000	JPMorgan Chase Bank N.A.	05/02/25	(5,713)
USD	24,779,339	GBP	19,165,000	State Street Bank & Trust Company	05/02/25	(761,871)
USD	268,422	HKD	2,084,000	HSBC Bank PLC	05/02/25	(287)
USD	28,587	HKD	222,000	JPMorgan Chase Bank N.A.	05/02/25	(37)

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	21,246,765	HKD	165,122,000	Societe Generale	05/02/25	$(43,915)
USD	348,884	HKD	2,712,000	State Street Bank & Trust Company	05/02/25	(799)
USD	3,260	ILS	12,000	Bank of America N.A.	05/02/25	(38)
USD	10,562	ILS	39,000	Barclays Bank PLC	05/02/25	(155)
USD	702,346	ILS	2,610,000	Deutsche Bank Securities Inc.	05/02/25	(14,874)
USD	1,603	ILS	6,000	JPMorgan Chase Bank N.A.	05/02/25	(46)
USD	102,048	ILS	380,000	State Street Bank & Trust Company	05/02/25	(2,374)
USD	35,320,511	JPY	5,257,368,000	Bank of America N.A.	05/02/25	(1,449,443)
USD	502,706	JPY	74,795,000	BNP Paribas SA	05/02/25	(20,409)
USD	868,556	JPY	127,524,000	JPMorgan Chase Bank N.A.	05/02/25	(23,345)
USD	290,714	JPY	41,972,000	State Street Bank & Trust Company	05/02/25	(2,838)
USD	482	MXN	10,000	Barclays Bank PLC	05/02/25	(28)
USD	12,932	MXN	263,000	BNP Paribas SA	05/02/25	(479)
USD	5,559	MXN	112,000	HSBC Bank PLC	05/02/25	(152)
USD	1,772	MXN	37,000	JPMorgan Chase Bank N.A.	05/02/25	(115)
USD	51,576	MXN	1,059,000	State Street Bank & Trust Company	05/02/25	(2,426)
USD	1,349,602	MXN	27,659,000	UBS AG	05/02/25	(60,816)
USD	998,610	NOK	10,548,000	Bank of America N.A.	05/02/25	(15,290)
USD	53,834	NOK	569,000	Barclays Bank PLC	05/02/25	(860)
USD	667	NOK	7,000	BNP Paribas SA	05/02/25	(6)
USD	1,278	NOK	14,000	JPMorgan Chase Bank N.A.	05/02/25	(67)
USD	366	NOK	4,000	Morgan Stanley & Co. International PLC	05/02/25	(19)
USD	9,388	NOK	100,000	State Street Bank & Trust Company	05/02/25	(224)
USD	5,199	NZD	9,000	Bank of America N.A.	05/02/25	(147)
USD	299,171	NZD	526,000	HSBC Bank PLC	05/02/25	(13,272)
USD	3,470	NZD	6,000	JPMorgan Chase Bank N.A.	05/02/25	(94)
USD	2,891	NZD	5,000	State Street Bank & Trust Company	05/02/25	(79)
USD	68,894	SEK	682,000	Barclays Bank PLC	05/02/25	(1,666)
USD	3,206	SEK	31,000	Citibank N.A.	05/02/25	(2)
USD	5,626,366	SEK	56,338,000	HSBC Bank PLC	05/02/25	(202,406)
USD	55,664	SEK	545,000	JPMorgan Chase Bank N.A.	05/02/25	(722)
USD	1,604	SEK	16,000	Morgan Stanley & Co. International PLC	05/02/25	(51)
USD	41,512	SEK	409,000	State Street Bank & Trust Company	05/02/25	(803)
USD	43,588	SGD	58,000	Barclays Bank PLC	05/02/25	(819)
USD	2,149,392	SGD	2,881,000	Deutsche Bank Securities Inc.	05/02/25	(56,412)
USD	33,564	SGD	45,000	JPMorgan Chase Bank N.A.	05/02/25	(890)
USD	740	SGD	1,000	Morgan Stanley & Co. International PLC	05/02/25	(26)
USD	43,904	SGD	58,000	State Street Bank & Trust Company	05/02/25	(503)
USD	11,376	THB	388,000	Barclays Bank PLC	05/02/25	(239)
USD	8,004	THB	272,000	BNP Paribas SA	05/02/25	(139)
USD	3,461	THB	116,000	Deutsche Bank Securities Inc.	05/02/25	(11)
USD	909,648	THB	30,797,000	HSBC Bank PLC	05/02/25	(12,280)
USD	315	THB	11,000	Morgan Stanley & Co. LLC	05/02/25	(14)
USD	2,827	TRY	109,000	Barclays Bank PLC	05/02/25	(5)
USD	428,112	TRY	16,940,000	HSBC Bank PLC	05/02/25	(11,948)
USD	6,171	TRY	240,000	JPMorgan Chase Bank N.A.	05/02/25	(63)
USD	5,715	TRY	224,000	Morgan Stanley & Co. International PLC	05/02/25	(104)
USD	4,509	TRY	175,000	State Street Bank & Trust Company	05/02/25	(37)

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	39,727	ZAR	753,000	Barclays Bank PLC	05/02/25	$(754)
USD	2,885	ZAR	57,000	BNP Paribas SA	05/02/25	(179)
USD	1,498	ZAR	28,000	Citibank N.A.	05/02/25	(8)
USD	38,321	ZAR	739,000	State Street Bank & Trust Company	05/02/25	(1,407)
ZAR	269,000	USD	14,652	JPMorgan Chase Bank N.A.	05/02/25	(191)
BRL	10,000	USD	1,767	Citibank N.A.	05/05/25	(4)
BRL	330,000	USD	58,296	Deutsche Bank Securities Inc.	05/05/25	(147)
BRL	198,000	USD	34,977	JPMorgan Chase Bank N.A.	05/05/25	(88)
BRL	8,123,500	USD	1,435,045	Morgan Stanley & Co. International PLC	05/05/25	(3,629)
BRL	16,237,000	USD	2,882,517	Societe Generale	05/05/25	(21,447)
BRL	484,000	USD	85,546	State Street Bank & Trust Company	05/05/25	(262)
CLP	407,791,000	USD	432,001	Morgan Stanley & Co. International PLC	05/05/25	(1,338)
USD	1,757	BRL	10,000	Citibank N.A.	05/05/25	(5)
USD	38,382	BRL	220,000	Deutsche Bank Securities Inc.	05/05/25	(383)
USD	33,504	BRL	198,000	JPMorgan Chase Bank N.A.	05/05/25	(1,385)
USD	1,400,644	BRL	8,123,500	Morgan Stanley & Co. International PLC	05/05/25	(30,772)
USD	1,494,784	BRL	8,650,500	State Street Bank & Trust Company	05/05/25	(29,493)
USD	2,289	CLP	2,240,000	Citibank N.A.	05/05/25	(76)
USD	3,288	CLP	3,249,000	JPMorgan Chase Bank N.A.	05/05/25	(143)
USD	647,980	CLP	618,259,000	Morgan Stanley & Co. International PLC	05/05/25	(4,956)
USD	211,587	CLP	201,147,000	State Street Bank & Trust Company	05/05/25	(842)
USD	11,861	IDR	198,674,000	BNP Paribas SA	05/05/25	(107)
USD	19,057	IDR	317,854,000	Deutsche Bank Securities Inc.	05/05/25	(91)
USD	889,567	IDR	14,838,982,000	JPMorgan Chase Bank N.A.	05/05/25	(4,348)
USD	18,077	IDR	303,616,000	Morgan Stanley & Co. International PLC	05/05/25	(213)
USD	930,027	IDR	15,445,582,000	State Street Bank & Trust Company	05/05/25	(430)
USD	167	IDR	2,778,000	UBS AG	05/05/25	(1)
USD	178,244	INR	15,285,000	Barclays Bank PLC	05/05/25	(2,679)
USD	13,252,588	INR	1,127,179,000	Citibank N.A.	05/05/25	(89,374)
USD	89,593	INR	7,647,000	Deutsche Bank Securities Inc.	05/05/25	(922)
USD	106,121	INR	9,175,000	JPMorgan Chase Bank N.A.	05/05/25	(2,480)
USD	6,515,429	INR	559,788,000	Morgan Stanley & Co. International PLC	05/05/25	(110,555)
USD	7,773,071	INR	667,140,000	State Street Bank & Trust Company	05/05/25	(123,596)
USD	1,571,121	MYR	6,839,000	Morgan Stanley & Co. International PLC	05/05/25	(13,815)
USD	602,527	MYR	2,653,000	State Street Bank & Trust Company	05/05/25	(12,305)
USD	169,528	TWD	5,609,000	Barclays Bank PLC	05/05/25	(5,847)
USD	279,390	TWD	8,974,000	Deutsche Bank Securities Inc.	05/05/25	(1,197)
USD	155,001	TWD	5,050,000	JPMorgan Chase Bank N.A.	05/05/25	(2,896)
USD	7,166,634	TWD	237,126,500	Morgan Stanley & Co. International PLC	05/05/25	(247,508)
USD	12,877,304	TWD	413,619,000	Societe Generale	05/05/25	(55,160)
USD	7,918,768	TWD	261,096,500	State Street Bank & Trust Company	05/05/25	(244,834)
USD	7,352	TWD	239,000	UBS AG	05/05/25	(121)
CNH	258,000	USD	35,593	BNP Paribas SA	05/07/25	(100)
CNH	624,000	USD	85,876	Deutsche Bank Securities Inc.	05/07/25	(31)

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CNH	20,971,000	USD	2,886,051	HSBC Bank PLC	05/07/25	$(1,040)
CNH	181,000	USD	24,968	JPMorgan Chase Bank N.A.	05/07/25	(68)
KRW	2,842,000	USD	2,004	Morgan Stanley & Co. International PLC	05/07/25	(4)
KRW	1,904,000	USD	1,340	State Street Bank & Trust Company	05/07/25	(1)
USD	11,619	CNH	85,000	BNP Paribas SA	05/07/25	(74)
USD	22,239	CNH	162,000	HSBC Bank PLC	05/07/25	(48)
USD	3,784	CNH	28,000	JPMorgan Chase Bank N.A.	05/07/25	(69)
USD	23,287	CNY	170,000	State Street Bank & Trust Company	05/07/25	(101)
USD	29,155	KRW	41,605,000	Bank of America N.A.	05/07/25	(113)
USD	7,172,184	KRW	10,234,024,000	Citibank N.A.	05/07/25	(27,270)
USD	94,794	KRW	138,700,000	Deutsche Bank Securities Inc.	05/07/25	(2,779)
USD	57,370	KRW	83,249,000	JPMorgan Chase Bank N.A.	05/07/25	(1,194)
USD	3,833,806	KRW	5,633,098,500	Morgan Stanley & Co. International PLC	05/07/25	(128,979)
USD	4,095,902	KRW	6,003,032,500	State Street Bank & Trust Company	05/07/25	(127,125)
AUD	67,000	USD	42,932	State Street Bank & Trust Company	06/04/25	—
BRL	276,000	USD	48,392	Morgan Stanley & Co. International PLC	06/04/25	(130)
CHF	1,197,000	USD	1,461,618	State Street Bank & Trust Company	06/04/25	(6,077)
CNH	66,000	USD	9,101	BNP Paribas SA	06/04/25	(3)
DKK	2,898,000	USD	442,387	Barclays Bank PLC	06/04/25	(1,584)
DKK	104,000	USD	15,819	State Street Bank & Trust Company	06/04/25	—
EUR	2,296,000	USD	2,614,711	BNP Paribas SA	06/04/25	(8,974)
EUR	209,000	USD	237,196	State Street Bank & Trust Company	06/04/25	(1)
GBP	917,000	USD	1,224,987	HSBC Bank PLC	06/04/25	(2,757)
GBP	74,000	USD	98,632	State Street Bank & Trust Company	06/04/25	(1)
HKD	13,413,000	USD	1,730,390	HSBC Bank PLC	06/04/25	(218)
HKD	665,000	USD	85,781	State Street Bank & Trust Company	06/04/25	(1)
IDR	59,636,000	USD	3,602	State Street Bank & Trust Company	06/04/25	(3)
ILS	31,000	USD	8,525	Barclays Bank PLC	06/04/25	(1)
ILS	12,000	USD	3,300	State Street Bank & Trust Company	06/04/25	—
INR	2,947,000	USD	34,790	Morgan Stanley & Co. International PLC	06/04/25	(37)
INR	4,588,000	USD	54,126	State Street Bank & Trust Company	06/04/25	(21)
JPY	321,784,000	USD	2,264,316	HSBC Bank PLC	06/04/25	(5,393)
JPY	4,335,000	USD	30,474	JPMorgan Chase Bank N.A.	06/04/25	(43)
JPY	20,989,000	USD	147,344	State Street Bank & Trust Company	06/04/25	(1)
MXN	113,000	USD	5,739	State Street Bank & Trust Company	06/04/25	—
NOK	617,000	USD	59,500	JPMorgan Chase Bank N.A.	06/04/25	(191)
NOK	43,000	USD	4,133	State Street Bank & Trust Company	06/04/25	—
SEK	3,997,000	USD	415,077	State Street Bank & Trust Company	06/04/25	(790)
SGD	214,000	USD	164,171	State Street Bank & Trust Company	06/04/25	(48)
THB	1,132,000	USD	34,030	Bank of America N.A.	06/04/25	(70)
THB	116,000	USD	3,480	JPMorgan Chase Bank N.A.	06/04/25	—
TRY	65,000	USD	1,631	State Street Bank & Trust Company	06/04/25	(2)
TWD	36,632,000	USD	1,150,683	Morgan Stanley & Co. International PLC	06/04/25	(1,058)
TWD	1,684,000	USD	52,873	State Street Bank & Trust Company	06/04/25	(24)
USD	10,589,969	AUD	16,558,000	Bank of America N.A.	06/04/25	(19,943)
USD	69,191	AUD	108,000	BNP Paribas SA	06/04/25	(12)
USD	19,727,407	CAD	27,275,000	Deutsche Bank Securities Inc.	06/04/25	(90,672)

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,850	CLP	3,666,000	Morgan Stanley & Co. International PLC	06/04/25	$(21)
USD	876,079	IDR	14,650,663,000	JPMorgan Chase Bank N.A.	06/04/25	(8,081)
USD	1,574	IDR	26,093,000	Morgan Stanley & Co. International PLC	06/04/25	—
USD	2,375	IDR	39,758,000	State Street Bank & Trust Company	06/04/25	(24)
USD	10,714	ILS	39,000	UBS AG	06/04/25	(10)
USD	13,197,787	INR	1,127,179,000	Citibank N.A.	06/04/25	(94,725)
USD	189,529	INR	16,073,000	Morgan Stanley & Co. International PLC	06/04/25	(16)
USD	35,832	INR	3,059,000	State Street Bank & Trust Company	06/04/25	(242)
USD	1,017,175	NOK	10,583,000	Barclays Bank PLC	06/04/25	(105)
USD	4,132	NOK	43,000	Citibank N.A.	06/04/25	(2)
USD	308,807	NZD	521,000	HSBC Bank PLC	06/04/25	(959)
USD	859,339	THB	28,683,000	State Street Bank & Trust Company	06/04/25	(1,161)
USD	403,051	TRY	16,128,000	HSBC Bank PLC	06/04/25	(1,294)
USD	62,730	TWD	2,000,000	Morgan Stanley & Co. International PLC	06/04/25	(36)
USD	12,917,520	TWD	413,619,000	Societe Generale	06/04/25	(63,123)
USD	35,024	TWD	1,122,000	State Street Bank & Trust Company	06/04/25	(188)
USD	2,252,215	ZAR	42,008,000	HSBC Bank PLC	06/04/25	(829)
ZAR	171,000	USD	9,171	State Street Bank & Trust Company	06/04/25	—
KRW	533,306,000	USD	375,885	Morgan Stanley & Co. International PLC	06/05/25	(807)
KRW	41,632,000	USD	29,298	State Street Bank & Trust Company	06/05/25	(18)
MYR	30,000	USD	7,002	Morgan Stanley & Co. International PLC	06/05/25	(42)
MYR	17,000	USD	3,963	State Street Bank & Trust Company	06/05/25	(19)
USD	7,158,670	KRW	10,227,541,000	Citibank N.A.	06/05/25	(34,433)
USD	44,145	KRW	62,815,000	Morgan Stanley & Co. International PLC	06/05/25	(33)
USD	19,419	KRW	27,755,000	State Street Bank & Trust Company	06/05/25	(102)
USD	981,658	MYR	4,236,000	Morgan Stanley & Co. International PLC	06/05/25	(1,173)
USD	2,543	MYR	11,000	State Street Bank & Trust Company	06/05/25	(9)
						(9,749,329)
						$(8,304,446)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Fair Value Hierarchy as of Period End (continued)
inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$243,941,851	$—	$—	$243,941,851
Short-Term Securities
Money Market Funds	11,887,930	—	—	11,887,930
	$255,829,781	$—	$—	$255,829,781
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$1,444,883	$—	$1,444,883
Liabilities
Foreign Currency Exchange Contracts	—	(9,749,329)	—	(9,749,329)
	$—	$(8,304,446)	$—	$(8,304,446)

(a)
Derivative financial instruments are forward foreign currency exchange contracts.  Forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan
CNY	Chinese Yuan
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand